Consolidated Statements of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Net sales	€ 5,245,326		€ 4,731,555		€ 5,651,035
Cost of sales	(3,068,064)		(2,726,298)		(3,201,645)
Gross profit	2,177,262		2,005,257		2,449,390
Other income	64,456
Research and development costs	(882,029)		(589,182)		(590,270)
Selling, general and administrative costs	(311,741)		(259,301)		(217,904)
Income from operations	1,047,948		1,156,774		1,641,216
Interest and other, net	(24,471)		(6,196)		7,419
Income before income taxes	1,023,477		1,150,578		1,648,635
Provision for income taxes	(7,987)		(4,262)		(181,675)
Net income	1,015,490		1,146,316		1,466,960
Basic net income per ordinary share	€ 2.36		€ 2.70		€ 3.45
Diluted net income per ordinary share	€ 2.34	[1]	€ 2.68	[1]	€ 3.42	[1]
Number of ordinary shares used in computing per share amounts (in thousands)
Basic	429,770		424,096		425,618
Diluted	433,446	[1]	426,986	[1]	429,053	[1]
System sales [Member]
Income Statement [Abstract]
Net sales	3,993,129		3,801,632		4,883,913
Cost of sales	(2,233,621)		(2,198,921)		(2,793,931)
Service and field option sales [Member]
Income Statement [Abstract]
Net sales	1,252,197		929,923		767,122
Cost of sales	€ (834,443)		€ (527,377)		€ (407,714)

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.